Note 20 - Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	2018	2017
Cost
Balance, beginning of year	$8,215	$17,989
Provisions reversed and used during the year	(3,323)	(10,602)
Unwinding of discount	-	389
Foreign exchange impact	(178)	439
Balance, end of year	$4,714	$8,215